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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21528

THE ENDOWMENT REGISTERED FUND, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 9TH FLOOR, HOUSTON TX	77027
(Address of principal executive offices)	(Zip code)

A. HAAG SHERMAN

THE ENDOWMENT MASTER FUND, L.P.

4265 SAN FELIPE, 9TH FLOOR

HOUSTON TX 77027

(Name and address of agent for service)

Registrant’s telephone number, including area code: 713-993-4675

Date of fiscal year end: 12/31/04

Date of reporting period: 12/31/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Financial Statements

With Report of Independent Auditors

For the period from March 10, 2004 (inception)

to December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Partners

The Endowment Registered Fund, L.P.:

We have audited the accompanying statement of assets, liabilities, and partners’ capital, of The Endowment Registered Fund, L.P. (the Fund) as of December 31, 2004, and the related statements of operations, changes in partners’ capital, and cash flows for the period March 10, 2004 (inception) through December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Endowment Registered Fund, L.P. as of December 31, 2004, and the results of its operations, changes in partners’ capital, cash flows and financial highlights for the period March 10, 2004 (inception) through December 31, 2004 in conformity with U.S. generally accepted accounting principles.

(signed) KPMG LLP

Houston, Texas

January 28, 2005

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities, and Partners’ Capital

December 31, 2004

Assets
Investments in the Master Fund, at estimated fair value	$30,540,697
Cash and cash equivalents	2,880,000
Prepaids and other assets	15,985

Total assets	33,436,682

Liabilities and Partners’ Capital
Subscriptions received in advance	2,880,000
Payable to Adviser	132,317
Accounts payable and accrued expenses	30,758

Total liabilities	3,043,075

Partners’ capital	30,393,607

Total liabilities and partners’ capital	$33,436,682

See accompanying notes to financial statements.

2

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Operations

Period March 10, 2004 (inception) through December 31, 2004

Net investment loss allocated from the Master Fund:
Interest and dividend income	$102,202
Expenses	(199,680)

Net investment loss allocated from the Master Fund	(97,478)

Investment income and expenses of the Fund:
Interest income	124
Organization costs	(152,675)
Insurance expense	(39,445)
Directors fees	(44,875)
Legal expense	(83,905)
Servicing fees	(143,123)
Servicing fees waived	143,123
Other expenses	(32,897)

Net investment loss of the Fund	(353,673)

Net investment loss	(451,151)

Net realized gain and unrealized gain from investment transactions allocated from the Master Fund:
Net realized gain	68,928
Net unrealized gain	1,717,374

Net gain from investment transactions allocated from the Master Fund	1,786,302

Net increase in partners’ capital resulting from operations	$1,335,151

See accompanying notes to financial statements.

3

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

Period March 10, 2004 (inception) through December 31, 2004

Contributions, net	29,058,456
Net increase in partners’ capital resulting from operations:
Net investment loss	(451,151)
Net realized gain	68,928
Net unrealized gain	1,717,374

Net increase in partners’ capital resulting from operations	1,335,151

Partners’ capital at December 31, 2004	$30,393,607

See accompanying notes to financial statements.

4

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Period March 10, 2004 (inception) through December 31, 2004

Cash flow from operating activities:
Net increase in partners’ capital resulting from operations	$1,335,151
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Net gain from investment transactions allocated from the Master Fund	(1,786,302)
Net investment loss allocated from the Master Fund	97,478
Purchases of investments	(29,053,634)
Proceeds from dispositions of investments	201,761
Increase in prepaids and other assets	(15,985)
Increase in subscriptions received in advance	2,880,000
Increase in payable to Adviser	132,317
Increase in accounts payable and accrued expenses	30,758

Net cash used in operating activities	(26,178,456)

Cash flow from financing activities:
Contributions from partners	29,058,456

Net cash provided by financing activities	29,058,456

Net increase in cash and cash equivalents	2,880,000
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$2,880,000

See accompanying notes to financial statements.

5

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

December 31, 2004

(1)	ORGANIZATION

The Endowment Registered Fund, L.P. (the “Fund”), is a limited partnership organized under the laws of the state of Delaware. The Fund was registered and began operations on March 10, 2004 (“Inception”) as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Fund may include the Master Fund, as the context requires.

The Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund will pursue its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Master Fund is a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk adjusted returns over an extended period of time. The Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles. The financial statements and notes of the Master Fund, including the schedule of investments, are an integral part of these financial statements, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund’s partnership interests owned by the Fund on December 31, 2004 was 10.90%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board”), a majority of which are independent of the General Partner and its management, its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to the investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance to the Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

6

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

The General Partner and the Adviser are owned by Salient Endowment Enterprises, LLC, a limited liability company controlled by Messrs. Andrew B. Linbeck, Jeremy L. Radcliffe and A. Haag Sherman (“SEE”), Sanders Morris Harris Group (“SMHG”), and John A. Blaisdell, J. Matthew Newtown, John E. Price and Adam L. Thomas (individually) and MWY Consulting, LLC, a limited liability company controlled by Mark W. Yusko (“MWY”). Such individuals, together with SEE, SMHG, and MWY are collectively referred to herein as the “Principals.” Messrs. Blaisdell, Linbeck, Sherman and Yusko are also members of the Investment Committee of the Adviser.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles.

(b)	CASH EQUIVALENTS

The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Fund records security transactions on a trade-date basis.

Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

(d)	VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is generally calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. Prior to October 14, 2004, Citco Fund Services, Ltd. served as the Fund’s independent administrator (the “Former Administrator”) and thus handled the valuation for the Fund prior to such date (See footnote 6). The valuation of the Fund’s investments is reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator.

7

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

Investments are valued as follows:

•	MASTER FUND - The Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are accounted for using the equity method, which approximates fair value. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund financial statements included elsewhere in this report.

•	INVESTMENT FUNDS - Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Master Fund’s investments in Investment Funds are carried at estimated fair value as determined by the Master Fund’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.

•	SECURITIES LISTED ON A SECURITIES EXCHANGE - In general, the Master Fund values listed securities at their last sales price as of the last business day of the applicable period. If no sales occurred on that date, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

•	SECURITIES LISTED ON OVER-THE-COUNTER EXCHANGES - Securities listed on over-the-counter exchanges are valued at the last reported sales price on the date of determination, if available, through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List) or at the NASDAQ Official Closing Price. If the last reported sales price is not available, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

•	OPTIONS - Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “asked” prices for such options on the date of determination.

•	SECURITIES NOT ACTIVELY TRADED - The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

8

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

•	OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

(e)	INTEREST AND DIVIDEND INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

(f)	FUND EXPENSES

The Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the General Partner. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g)	INCOME TAXES

The Fund is not subject to federal, state, or local income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund’s financial statements.

(h)	USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(i)	ORGANIZATIONAL EXPENSES

The Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with generally accepted accounting principles for Fund reporting purposes upon commencement of operations (as reflected in the statements of operations).

9

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

(3)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. Since the Interests will not be listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s limited partnership agreement (the “LP Agreement”). The Fund reserves the right to reject any applications for Interests. The $2,880,000 in subscriptions received in advance as of December 31, 2004 represents subscriptions for Fund Interests received prior to the January 2005 closing.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period, before giving effect to any repurchases by the Fund of Interests or portions of interests.

(c)	REDEMPTION OF INTERESTS

A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at any time prior to the business day immediately preceding the one-year anniversary of the partner’s purchase of such Interest (or portion thereof) without incurring additional costs including an early repurchase fee. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of interests, if any, that will be purchased in any tender offer that it does approve. Since the Fund’s assets are invested in the Master Fund, the ability of the Fund to redeem its interests in the Master Fund would be subject to the Master Fund’s repurchase policy. In addition, the Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are redeemed, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Fund.

10

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

(4)	INVESTMENTS IN PORTFOLIO SECURITIES

As of December 31, 2004, all of the investments made by the Fund were in the Master Fund.

From Inception of the Fund through December 31, 2004, the aggregate cost of purchases and proceeds from sales of investments were $29,053,634 and $201,761, respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from its investments. The allocated taxable income is reported to the Fund by its investments on Schedules K-1 or 1099’s.

(5)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund may invest either directly or through the Master Fund will trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Master Fund may from time to time invest in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee (the “Administration Fee”) based on the month end net assets of the Master Fund. The Master Fund is charged, on an annual basis, 8 basis points on the Master Fund net assets of up to $100 million, 7 basis points on the Master Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Administration Fee will be paid to the Independent Administrator out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the investors in the Master Fund. The Independent Administrator will also provide the Master Fund with legal, compliance, tax, transfer agency, and other investor related services at an additional cost.

Prior to October 14, 2004, Citco Fund Services, Ltd. served as the Fund’s independent administrator. The Master Fund paid the Former Administrator a monthly administration fee (the “Citco Administration Fee”) based on the month end net assets of the Master Fund. In addition, on a monthly basis, the Master Fund paid an annual fee for each separately managed account. The fees for Fund administration will be paid out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Fund.

(7)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund investment management fee (the “Investment Management Fee”), equal to 1% on an annualized basis of the Master Fund’s net assets, calculated based on the NAV at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or

11

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

increase the net losses of the Master Fund and indirectly the Fund as the fees reduce the capital accounts of the Master Fund’s limited partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Fund, the Adviser will receive a servicing fee (the “Servicing Fee”) equal to 1% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser has chosen to waive the Servicing Fee since Inception of the Fund and will continue to do so until such time as the collective net asset value of all 1940 Act feeders investing in the Master Fund exceed $40 million and the initial offering costs of the Fund have been fully amortized. Since Inception, $143,123 in Servicing Fees has been waived by the Adviser.

(c)	PLACEMENT AGENTS

The Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Fund. Sanders Morris Harris, Inc. (“SMHI”), an affiliate of SMHG and the Adviser, has been engaged by the Master Fund to serve as a Placement Agent. SMHI is a full-service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(8)	INDEBTEDNESS OF THE FUND

Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of the net assets of the Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund’s leverage limitations, the Fund will not “look through” Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund’s investment restrictions. However, such borrowings are without recourse to the Fund and the Fund’s risk of loss is limited to its investment in such Investment Funds. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

12

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

(9)	FINANCIAL HIGHLIGHTS

March 10, 2004 (Inception) to December 31, 2004
Net investment loss to average partners’ capital[1],3	-2.64%
Expenses to average partners’ capital[1],3	3.24%
Portfolio turnover[4]	10.29%
Total return[2]	1.01%
Partners’ capital, end of period	$30,393,607

None of the above calculations have been annualized. The above calculations reflect the waiver of the Servicing Fees since Inception of the Fund.

(1)	Ratios are calculated by dividing by average partners’ capital measured at the beginning of the first month in the period and at the end of each month during the period.

(2)	Calculated as geometrically linked monthly returns for each month in the period. Monthly returns are calculated as net increase (decrease) in partners’ capital resulting from operations for the month divided by opening partners’ capital for the month. Opening partners’ capital represents the balance of partners’ capital at the beginning of the month, after taking into account contributions, allocations, and distributions.

(3)	Ratios include allocations of net investment loss and expenses from the Master Fund.

(4)	The Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund.

(10)	SUBSEQUENT EVENT

The Adviser recommended to the Board that a tender offer in an amount of up to $1,000,000 be made, based on the March 31, 2005 net asset value of the Fund, to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring February 28, 2004 was sent out to all investors in the Fund.

13

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited)

December 31, 2004

Directors and Officers

The Fund’s operations are managed under the direction and oversight of the Board. Each director (a “Director”) serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

The Directors and officers of the Fund may also be directors or officers of some or all of the other registered investment companies managed by the Adviser or its affiliates (the “Fund Complex”). The tables below show, for each Director and executive officer, his or her full name, address and age (as of December 31, 2004), the position held with the Fund, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Fund Complex overseen by the Director, and other directorships held by such Director.

Interested Directors

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Director	Other Directorships Held by Director
John A. Blaisdell(1) Age: 44 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Texas 77027	Director, Co - Principal Executive Officer	Since January 2004	Member, Investment Committee of the Adviser, since January 2004; Managing Director of Salient, since December 2002; Chief Executive Officer of Wincrest Ventures, L.P., 1997-2002.	2	0

Andrew B. Linbeck(1) Age: 40 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director, Co - Principal Executive Officer	Since January 2004	Member, Investment Committee of the Adviser, since January 2004; Managing Director of Salient, since August 2002; Partner and executive officer of The Redstone Companies, L.P. and certain affiliates thereof (collectively, “Redstone”), 1998- 2002.	2	0

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited), continued

December 31, 2004

A. Haag Sherman(1) Age: 39 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director, Co- Principal Executive Officer	Since January 2004	Member, Investment Committee of the Adviser, since January 2004; Managing Director of Salient, since August 2002; Partner and executive officer of Redstone, 1998-2002.	2	0

Mark W. Yusko(1) Age: 41 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Member, Investment Committee of the Adviser, since January 2004; President of Morgan Creek Capital Management, since July 2004; Principal, Hatteras Capital Management, since September 2003; Chief Investment Officer of the University of North Carolina at Chapel Hill, 1998-2004	2	0

(1)	This person’s status as an “interested” director arises from his affiliation with Salient Partners, L.P. (“Salient”), which itself is an affiliate of The Endowment Registered Fund, L.P., The Endowment Master Fund, L.P., and the Adviser.

(2)	The Fund Complex includes The Endowment Registered Fund, L.P. and The Endowment Master Fund, L.P.

Independent Directors

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Director	Other Directorships Held by Director
Bob L. Boldt Age: 61 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2005	Chief Executive Officer, University of Texas Investment Management Co. since 2002; Managing Director, Pivotal Asset Management from 2000- 2002; Senior Investment Officer for California Public Employee Retirement System from 1995-2000.	2	None

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited), continued

December 31, 2004

Jonathan P. Carroll Age: 43 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Private investor for the past five years.	2	None

Richard C. Johnson Age: 67 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Senior Counsel for Baker Botts LLP since 2002; Managing Partner for Baker Botts from 1998-2002; practiced law at Baker Botts from 1966-2002 (from 1972 to 2002 as a partner)	2	None

G. Edward Powell Age: 68 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Principal of Mills & Stowell from March 2002 to present; Principal of Innovation Growth Partners in 2002; From 1994-2002, Mr. Powell provided consulting services to emerging and middle market businesses; Managing Partner for Houston office of Price Waterhouse & Co. from 1982 to his retirement in 1994.	2	Sterling Bancshares, Inc.; Global Water Technologies, Inc.; Datavox Holdings, Inc.

Scott F. Schwinger Age: 39 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Senior Vice President, Chief Financial Officer and Treasurer of the Houston Texans	2	None

Scott W. Wise Age: 55 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Senior Vice President and Treasurer, Rice University for the past five years.	2	None

(1)	The Fund Complex includes The Endowment Registered Fund, L.P. and The Endowment Master Fund, L.P.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited), continued

December 31, 2004

Officers of the Fund Who Are Not Directors

Name, Address and Age	Position(s) Held with Fund	Principal Occupation(s) During the Past 5 Years
Jeremy L. Radcliffe Age: 30 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Chief Compliance Officer	Managing Director of Adviser, since January 2004; Partner and Managing Director of Salient, since August 2002; Partner and officer of Redstone, 1998-2002.

John E. Price Age: 37 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Treasurer; Principal Financial Officer	Director and Chief Financial Officer of the Adviser, since January 2004; Partner and Director of Salient, since October 2003; Controller of Wincrest Ventures, L.P., 1997-2003.

Adam L. Thomas Age: 30 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Secretary	Director of Adviser since January 2004; Partner and Director of Salient, since September 2002; Associate at Redstone, 2001-2002; Associate at Albrecht & Associates Inc., August 1996 through August 1999. Attended University of Texas Business School, 1999-2001.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited), continued

December 31, 2004

Compensation for Directors

The Master Fund and Registered Fund together currently pay each Independent Director an annual fee of $7,500, paid quarterly, a fee of $2,000 per Board meeting, and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2004.

Asset Class[1]	Fair Value	%
Domestic Equity[2]	46,653,728	16.75%
International Equity[2]	48,441,019	17.39%
Opportunistic Equity	35,722,954	12.82%
Absolute Return	30,832,970	11.07%
Real Estate	19,793,231	7.10%
Natural Resources	24,640,888	8.84%
Private Equity	19,571,277	7.03%
Fixed Income	12,706,038	4.56%
Enhanced Fixed Income	40,225,097	14.44%

Total Investments	278,587,202	100.00%

[1]	The complete list of investments included in the following asset class categories are included in the schedule of investments of The Endowment Master Fund, L.P.

[2]	The Domestic Equity asset class includes the value of two call option contracts on the S&P 500 Index and the International Equity asset class includes the value of a put option on the MSCI Emerging Markets Index.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited), continued

December 31, 2004

Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Fund’s private placement memorandum (the “PPM”) includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Financial Statements

With Report of Independent Auditors

Year ended December 31, 2004 and period April 1, 2003 (inception) through December 31, 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors and Partners

The Endowment Master Fund, L.P.:

We have audited the accompanying statement of assets, liabilities, and partners’ capital, of The Endowment Master Fund, L.P. (the Fund) as of December 31, 2004, and the related statement of operations for the year then ended, statement of changes in partners’ capital for the year ended December 31, 2004 and for the period April 1, 2003 (inception) through December 31, 2003, and the statement of cash flows for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with custodians and investees. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Endowment Master Fund, L.P. as of December 31, 2004, and the results of its operations and cash flows for the year then ended, the statement of changes in partners’ capital for the year ended December 31, 2004 and for the period April 1, 2003 (inception) through December 31, 2003, and financial highlights for the year ended December 31, 2004 and for the period April 1, 2003 (inception) through December 31, 2003, in conformity with U.S. generally accepted accounting principles.

(signed) KPMG LLP

Houston, Texas

January 28, 2005

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities, and Partners’ Capital

December 31, 2004

Assets
Investments in Investment Funds, at estimated fair value (cost $219,999,814)	$249,211,233
Investments in securities, at value (cost $25,648,951)	29,375,969
Cash and cash equivalents	1,628,345
Prepaid contributions to Investment Funds	10,500,000
Interest and dividends receivable	602,795
Prepaids and other assets	13,017
Receivable from Adviser	5,759

Total assets	291,337,118

Liabilities and Partners’ Capital
Line of credit	9,969,515
Management fees payable	660,580
Accounts payable and accrued expenses	263,901
Payable to Adviser	132,497
Administration fees payable	94,598

Total liabilities	11,121,091

Partners’ capital	280,216,027

Total liabilities and partners’ capital	$291,337,118

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

December 31, 2004

	Shares/ Par Value/ Contracts*	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships and Limited Liability Companies
United States
Domestic Equity
Caduceus Capital II, L.P.		$4,542,822
Contrarian Capital Distressed Equity Fund, L.P.		4,905,287
Copper Arch Fund, L.P.		5,562,140
Criterion Institutional Partners, L.P.		1,955,623
Everglades Partners, L.P.		5,735,702
Falcon Fund QP, L.P.		2,796,703
GMO U.S. Aggressive Long/Short Fund (Onshore)		5,539,591
Leaf Investment Partners, L.P.		3,196,470
Sci-Tech Investment Partners, L.P.		2,012,348
The Raptor Global Fund, L.P.		6,739,743
Tiger Consumer Partners, L.P.		3,223,366
International Equity
Boyer Allan Pacific Partners, L.P.		4,677,655
CCM International Small Cap Value Fund, L.P.		1,003,341
SR Global Fund - Asia Portfolio (Class B, L.P.)		5,013,978
SR Global Fund - Europe Portfolio (Class A, L.P.)		3,360,168
SR Global Fund - International Portfolio (Class C, L.P.)		3,734,322
SR Global Fund Japan Portfolio (Class H, L.P.)		3,862,313
SR Global Fund Emerging Markets Portfolio (Class G, L.P.)		4,993,066
The Explorador Fund, L.P.		4,558,978
Torrey Pines Fund, LLC		7,045,151
Opportunistic Equity
AQR Absolute Return Institutional Fund, L.P.		5,030,172
Avalon Worldwide, L.P.		2,082,033
Global Undervalued Securities Fund		7,832,159
GMO Mean Reversion Fund (Onshore)		9,052,557
Maverick Fund USA, Ltd.		6,314,615
Traxis Fund Onshore, L.P.		5,411,418
Absolute Return
Courage Special Situations Fund, L.P.		5,890,111
Harbert Convertible Arbitrage Fund, L.P.		7,914,313
M&M Arbitrage, LLC		4,713,522
Silverback Partners, L.P.		6,193,836
Real Estate
Clarion CRA Hedge Fund, L.P.		8,630,647
NL Ventures V, L.P.		2,000,000
Security Capital Preferred Growth (REIT)		5,099,908
Wells Street Partners, LLC		4,062,676
Natural Resources
Cambridge Energy, L.P.		6,244,177
The Ospraie Fund L.P.		4,988,696
Tocqueville Gold Partners, L.P.		5,135,630
Treaty Oak Partners, L.P.		887,188
Private Equity
Cogene Biotech Ventures II, L.P.		25,000
Crosslink Crossover Fund IV, L.P.		4,415,065
PIPE Equity Partners LLC		3,128,317

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

December 31, 2004

	Shares/ Par Value/ Contracts*	Fair Value	% of Partners’ Capital
Investments in Investment Funds, continued
Limited Partnerships and Limited Liability Companies, continued
United States, continued
Private Equity, continued
Protégé Partners, L.P.		$4,203,019
Q Funding III, L.P.		7,799,876
Enhanced Fixed Income
Arx Global High Yield Securities Fund I L.P.		5,264,731
BDC Partners I, L.P.		4,979,781
Contrarian Capital Fund I, L.P.		6,545,842
Greylock Global Opportunity Fund, L.P.		6,261,859
Harbert Distressed Investment Fund, L.P.		7,448,333
Ore Hill Fund, L.P.		2,139,256
Post High Yield, L.P.		3,000,460

Total United States		237,153,964

Total Limited Partnerships and Limited Liability Companies (Cost $ 209,468,824)		237,153,964	84.63%

Passive Foreign Investment Corporations
United States
International Equity
India Capital Fund Ltd. A2 Shares	2,000	2,577,130
Neon Liberty Greater China Fund, Ltd.	500	536,413

Total United States		3,113,543

Republic of Mauritius
International Equity
Boyer Allan India Fund, Inc.	15,845	2,822,538

Total Republic of Mauritius		2,822,538

Total Passive Foreign Investment Corporations (Cost $ 4,993,577)		5,936,081	2.12%

Cayman Company Limited by Shares
United States
Absolute Return
Overseas CAP Partners, Inc.	5,457	6,121,188

Total Cayman Company Limited by Shares (Cost $ 5,537,413)		6,121,188	2.18%

Total Investments in Investment Funds (Cost $ 219,999,814)		249,211,233	88.94%

Investments in Securities
Registered Investment Companies
United States
International Equity
GMO Emerging Markets Fund III	224,401	4,225,728
Enhanced Fixed Income
GMO Global Bond Fund	408,326	4,584,835

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

December 31, 2004

	Shares/ Par Value/ Contracts*	Fair Value	% of Partners’ Capital
Investments in Securities, continued
Registered Investment Companies, continued
United States, continued
Natural Resources
State Street Research Global Resources Fund	142,409	$6,818,543
Tocqueville Gold Fund	17,135	566,654

Total United States		16,195,760

Total Registered Investment Companies (Cost $12,346,719)		16,195,760	5.78%

Closed End Funds
United States
Financial
Aberdeen Asia-Pacific Income Fund, Inc.	8,200	53,136
Blackrock Broad Investment Grade 2009 Term Trust	12,500	197,500
Blackrock Income Opportunity Trust	63,300	686,805
Ishares Trust	4,450	496,620
MFS Government Markets Income Trust	85,700	569,048
Morgan Stanley Emerging Markets Debt Fund, Inc.	7,400	71,114
Morgan Stanley Government Income Trust	60,200	529,158
New America High Income Fund	126,300	276,597
Oppenheimer Multi-Sector Income Trust	41,600	368,576
Pimco High Income Fund	20,900	312,246
Putnam Master Income Trust	31,600	207,296
Putnam Premier Income Trust	20,200	132,916

Total United States		3,901,012

Total Closed End Funds (Cost $3,885,668)		3,901,012	1.39%

Fixed Income
United States
Treasuries
United States Treasury Bonds, 5.250%, 2/15/29	340,000	356,655
United States Treasury Notes TIPS, 3.375%, 1/15/07	125,000	159,350
United States Treasury Notes TIPS, 1.875%, 7/15/13	275,000	294,030
United States Treasury Notes TIPS, 2.00%, 7/15/14	150,000	156,731
Agencies
Federal Home Loan Mortage Corp., Pool E74790, 5.00%, 2/1/14	121,041	123,315
Federal Home Loan Mortage Corp., Pool E75753, 5.50%, 3/1/14	65,214	67,523
Federal Home Loan Mortage Corp., Series 2750, Class OB, 4.00%, 7/15/15	201,000	201,993
Federal Home Loan Mortage Corp., Pool E92286, 5.00%, 11/1/17	26,215	26,652
Federal Home Loan Mortage Corp., Pool E94694, 5.50%, 2/1/18	36,983	38,232
Federal Home Loan Mortage Corp., Pool E95383, 5.00%, 2/1/18	103,844	105,577
Federal Home Loan Mortage Corp., Pool B10507, 4.50%, 10/1/18	46,171	46,126
Federal Home Loan Mortage Corp., Pool B14009, 5.00%, 5/1/19	121,254	122,967
Federal Home Loan Mortage Corp., Pool C77936, 5.50%, 2/1/33	70,959	72,204
Federal Home Loan Mortage Corp., Pool A10760, 5.50%, 6/1/33	18,463	18,774
Federal Home Loan Mortage Corp., Pool A16536, 5.50%, 12/1/33	78,914	80,241
Federal Home Loan Mortage Corp., Pool C01812, 5.50%, 4/1/34	377,650	384,000

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

December 31, 2004

	Shares/ Par Value/ Contracts*	Fair Value	% of Partners’ Capital
Fixed Income, continued
United States, continued
Agencies, continued
Federal National Mortage Association, Pool 380839, 6.12%, 11/1/08	302,684	$321,846
Federal National Mortage Association, Pool 545210, 5.92%, 10/1/11	231,489	249,900
Federal National Mortage Association, Pool 730353, 4.50%, 7/1/18	38,351	38,315
Federal National Mortage Association, Pool 767658, 5.00%, 2/1/19	186,036	189,246
Federal National Mortage Association, Pool 415971, 6.00%, 11/1/28	67,263	69,790
Federal National Mortage Association, Pool 699436, 7.50%, 2/1/33	25,359	26,883
Federal National Mortage Association, Pool 689659, 6.00%, 3/1/33	194,611	201,323
Federal National Mortage Association, Pool 555528, 6.00%, 4/1/33	33,576	34,765
Federal National Mortage Association, Pool 698979, 5.50%, 4/1/33	133,592	135,828
Federal National Mortage Association, Pool 767299, 5.50%, 1/1/34	119,428	121,348
Federal National Mortage Association, Pool 777737, 5.00%, 5/1/34	161,800	160,616
Federal National Mortage Association, Pool 778316, 5.50%, 6/1/34	484,055	491,707
Federal National Mortage Association, Pool 783382, 6.00%, 8/1/34	183,210	189,541
Federal National Mortage Association, Pool 723874, 5.50%, 7/1/33	37,236	37,835
Government National Mortage Association, Pool 451883, 6.00%, 7/15/28	81,104	84,357
Government National Mortage Association, Series 2004-78, Class C, 4.658%, 4/16/29	250,000	251,122
Government National Mortage Association, Pool 488259, 6.50%, 8/15/29	30,408	32,049
Government National Mortage Association, Pool 501012, 6.50%, 4/15/31	5,316	5,601
Government National Mortage Association, Pool 603650, 6.00%, 4/15/33	23,877	24,762
Government National Mortage Association, Pool 621822, 5.50%, 12/15/33	42,571	43,520
Government National Mortage Association, Pool 628111, 5.50%, 5/15/34	295,419	301,875
Government National Mortage Association, 5.50%, 2/15/34	130,634	133,489
New Valley Generation II, Series 2001, 5.572%, 5/1/20	45,542	47,174
Overseas Private Investment Corp., 3.74%, 4/15/15	180,801	177,917
Asset Backed Securities
Alesco Preferred Funding Ltd, Series 5A, Class C3, 6.314%, 12/23/34	200,000	201,125
American Business Financial Services 6.68% 7/15/33	300,000	307,446
Bank of America Mortage Securities, Series 2004-8, Class 2B1, 6.00% 10/25/34	240,290	240,290
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class 4A4, 5.74% 6/25/32	94,571	94,914
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1, 5.11% 4/25/33	227,511	228,296
Countrywide Home Loans, Series 2003.-20, Class 1A14, 5.50%, 7/25/33	188,921	188,921
CSFB Mortgage Securities Corp., Series 2002-10, Class 1M2, 7.00%, 5/25/32	180,000	183,600
CSFB Mortgage Securities Corp., Series 2001-AR24, Class CB2, 5.85%, 12/25/31	46,795	46,968
CSFB Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 11/25/34	243,600	245,883
Diversified REIT Trust, Series 1999-1A, Class D, 6.78% 3/18/09	135,000	146,015
Drexel Burnham Lambert CMO Trust, Series V, Class 1, PO, 0%, 9/1/18	43,890	39,149
Impac Secured Assets Corp., Series 2002-3, Class M2, 6.55%, 8/25/32	175,000	185,948
Residential Accredit Loans, Inc., Series 2003-QS7, Class M2, 6.00%, 4/25/33	131,869	135,906
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50% 10/25/16	293,291	301,265
Structured Adjustable Mortgage Loan Trust, Series 2004-8, Class 5A4, 4.73%, 7/25/34	200,000	197,438

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

December 31, 2004

	Shares/ Par Value/ Contracts*	Fair Value	% of Partners’ Capital
Fixed Income, continued
United States, continued
Asset Backed Securities, continued
Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	88,853	$87,640
Wells Fargo Mortage Backed Securities Trust, Series 2004-W, Class B2, 4.63%, 11/25/34	199,903	193,235
Corporates
Consumer
General Motors Acceptance Corp., 6.125%, 1/22/08	50,000	51,467

Total United States		8,700,685

Canada
Corporates
Consumer
General Motors Nova Financial, 6.85%, 10/15/08	100,000	104,341

Total Fixed Income (Cost $8,726,564)		8,805,026	3.14%

Options
United States
Index
iShares MSCI Emerging Markets Index Put Option expiring May 2005 @ 168	55,826	30,238
S&P Index Call Option expiring May 2005 @ 1185	4,429	242,323
S&P Index Call Option expiring May 2005 @ 1199	4,378	201,610

Total United States		474,171

Total Options Purchased (Cost $690,000)		474,171	0.17%

Total Investments in Securities (Cost $25,648,951)		29,375,969	10.48%

Total Investments (Cost $245,648,765)		$278,587,202	99.42%

*	Shares, contracts or par value is listed for each investment if it is applicable for that investment type.

CMO -	Collateralized Mortage Obligation
PO -	Principal Only
REIT -	Real Estate Investment Trust

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Operations

For the year ended December 31, 2004

Investment income:
Dividend income (net of foreign tax of $ 216,378)	$642,351
Interest income	325,918

Total investment income	968,269

Expenses:
Management fees	2,096,461
Administration fees	201,469
Organization costs	152,881
Legal fees	107,611
Professional fees	70,875
Other expenses	192,812

Total expenses	2,822,109

Net investment loss	(1,853,840)

Net realized and unrealized gain on investments:
Net realized gain	2,038,564
Net unrealized gain	19,213,060

Net realized and unrealized gain on investments	21,251,624

Net increase in partners’ capital resulting from operations	$19,397,784

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

Year ended December 31, 2004 and period April 1, 2003 (inception) through December 31, 2003

	The Endowment (Domestic) Fund, L.P.	The Endowment (Offshore) Fund, Ltd.
Contributions	$72,787,717	22,226,981
Net increase in partners’ capital resulting from operations:
Net investment loss	(58,537)	(79,980)
Net realized gain	490,765	170,124
Net unrealized gain	10,048,995	3,676,382

Net increase in partners’ capital resulting from operations	10,481,223	3,766,526

Partners’ capital at December 31, 2003	$83,268,940	25,993,507

Contributions	44,245,912	26,499,187
Distributions	(2,485,072)	(5,726,187)

Net increase in partners’ capital resulting from operations:
Net investment loss	(1,009,576)	(448,758)
Net realized gain	1,380,168	435,431
Net unrealized gain	10,144,232	3,307,511

Net increase in partners’ capital resulting from operations	10,514,824	3,294,184

Partners’ capital at December 31, 2004	$135,544,604	50,060,691

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

Year ended December 31, 2004 and period April 1, 2003 (inception) through December 31, 2003

	The Endowment (Domestic) Fund, Q.P.	The Endowment (Offshore) Fund, Q.P.	The Endowment (Registered) Fund, L.P.	Total
Contributions	—	—	—	95,014,698
Net increase in partners’ capital resulting from operations:
Net investment loss	—	—	—	(138,517)
Net realized gain	—	—	—	660,889
Net unrealized gain	—	—	—	13,725,377

Net increase in partners’ capital resulting from operations	—	—	—	14,247,749

Partners’ capital at December 31, 2003	—	—	—	109,262,447

Contributions	23,220,860	37,076,805	29,053,634	160,096,398
Distributions	(21,433)	(106,149)	(201,761)	(8,540,602)

Net increase in partners’ capital resulting from operations:
Net investment loss	(48,682)	(249,346)	(97,478)	(1,853,840)
Net realized gain	35,668	118,369	68,928	2,038,564
Net unrealized gain	1,208,717	2,835,226	1,717,374	19,213,060

Net increase in partners’ capital resulting from operations	1,195,703	2,704,249	1,688,824	19,397,784

Partners’ capital at December 31, 2004	24,395,130	39,674,905	30,540,697	280,216,027

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Year ended December 31, 2004 and period April 1, 2003 (inception) through December 31, 2003

	For the year ended December 31, 2004	April 1, 2003 to December 31, 2003 (a)
Cash flow from operating activities:
Net increase in partners’ capital resulting from operations	$19,397,784	$14,247,749
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Purchases of investments	(170,502,049)	(102,525,510)
Proceeds from disposition of investments	20,517,183	7,691,942
Net realized gain	(2,038,564)	(660,889)
Net unrealized gain	(19,213,060)	(13,725,377)
Increase in prepaid contributions to Investment Funds	(3,750,000)	(6,750,000)
Increase in interest and dividends receivable	(562,426)	(40,369)
Increase in prepaids and other assets	(13,017)	—
Increase in receivable from Adviser	(5,759)	—
(Decrease) increase in redemption payable	(352,872)	352,872
Increase in management fees payable	660,580	—
Increase in accounts payable and accrued expenses	205,966	57,935
Increase in payable to Adviser	132,497	—
Increase in administration fees payable	77,376	17,222
(Decrease) increase in subscriptions received in advance	(15,350,000)	15,350,000
(Decrease) increase in managed account fees payable	(11,698)	11,698
(Decrease) increase in professional fees payable	(57,000)	57,000

Net cash used in operating activities	(170,865,059)	(85,915,727)

Cash flow from financing activities:
Borrowings on line of credit	30,633,152	—
Repayments on line of credit	(20,663,637)	—
Contributions from partners	160,096,398	95,014,698
Distributions to partners	(6,671,480)	—

Net cash provided by financing activities	163,394,433	95,014,698

Net (decrease) increase in cash and cash equivalents	(7,470,626)	9,098,971

Cash and cash equivalents at beginning of period	9,098,971	—

Cash and cash equivalents at end of period	$1,628,345	$9,098,971

Supplemental disclosure of noncash activity:
Noncash distribution of investment	$1,869,122	—

(a)	Period from commencement of operations.

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

December 31, 2004

(1)	ORGANIZATION

The Endowment Master Fund, L.P. (the “Fund”) is a limited partnership organized under the laws of the state of Delaware. The Fund began operations in April 2003 (“Inception”). The Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is the master fund in a master-feeder structure in which there are currently five feeder funds.

The Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund will pursue its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Fund is a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk adjusted returns over an extended period of time. The Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board”), a majority of which are independent of the General Partner and its management, its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Fund’s business. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to the investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Fund’s investment program subject to the ultimate supervision of the Board.

The General Partner and the Adviser are owned by Salient Endowment Enterprises, LLC, a limited liability company controlled by

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

Messrs. Andrew B. Linbeck, Jeremy L. Radcliffe and A. Haag Sherman (“SEE”), Sanders Morris Harris Group (“SMHG”) and John A. Blaisdell, J. Matthew Newtown, John E. Price and Adam L. Thomas (individually) and MWY Consulting, LLC, a limited liability company controlled by Mark W. Yusko (“MWY”). Such individuals, together with SEE, SMHG and MWY, are collectively referred to herein as the “Principals.” Messrs. Blaisdell, Linbeck, Sherman and Yusko are also members of the Investment Committee of the Adviser.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles.

(b)	CASH EQUIVALENTS

The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Fund records security transactions on a trade-date basis.

Securities owned or sold, not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investment.

(d)	VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is generally calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. Prior to October 14, 2004, Citco Fund Services, Ltd. served as the Fund’s independent administrator (the “Former Administrator”) and thus handled the valuation calculation for the Fund prior to such date (See footnote 7). The valuation of the Fund’s investments is reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

Investments are valued as follows:

•	INVESTMENT FUNDS - Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in Investment Funds are carried at estimated fair value as determined by the Fund’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.

•	SECURITIES LISTED ON A SECURITIES EXCHANGE - In general, the Fund values listed securities at their last sales price as of the last business day of the applicable period. If no sales occurred on that date, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

•	SECURITIES LISTED ON OVER-THE-COUNTER EXCHANGES - Securities listed on over-the-counter exchanges are valued at the last reported sales price on the date of determination, if available, through the facilities of a recognized interdealer quotation system (such as securities in the NASDAQ National Market List) or at the NASDAQ Official Closing Price. If the last reported sales price is not available, the securities are valued at the mean between the “bid” and “asked” prices at the close of trading on that date.

•	OPTIONS - Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “asked” prices for such options on the date of determination.

•	SECURITIES NOT ACTIVELY TRADED - The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•	OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

(e)	INTEREST AND DIVIDEND INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

(f)	FUND EXPENSES

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the General Partner. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g)	INCOME TAXES

The Fund itself is not subject to federal, state, or local income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund’s financial statements other than withholding tax on dividend income that is allocated to the Fund’s offshore feeders.

(h)	USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(i)	ORGANIZATIONAL EXPENSES

The Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with generally accepted accounting principles for Fund reporting purposes upon commencement of operations (as reflected in the statement of operations).

(3)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Fund issues interests only in private placement transactions in

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. Since the Interests will not be listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s limited partnership agreement (the “LP Agreement”). The Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period, before giving effect to any repurchases by the Fund of Interests or portions of Interests.

(c)	REDEMPTION OF INTERESTS

A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. However, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners. The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Fund.

(4)	INVESTMENTS IN PORTFOLIO SECURITIES

As of December 31, 2004, the Fund had investments in Investment Funds, registered investment companies and marketable securities in a separately managed account, which is managed by a sub-adviser (“Sub-Adviser”). The $10,500,000 in prepaid contribution to Investment Funds as of December 31, 2004 represents funding of a portion of the January 2005 investment in such funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisors in the form of management fees ranging from 0.25% to 2.0% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging from 15% to 25% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These fees and incentive fees are in addition to the management fees charged by the Fund.

In general, most of the Investment Funds in which the Fund invests, other than Investment Funds investing primarily in private equity energy and real estate transactions, provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request. For the twelve months ended

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

December 31, 2004, the aggregate cost of purchases and proceeds from sales of investments were $170,502,049 and $20,517,183, respectively.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from its investments. The allocated taxable income is reported to the Fund by its investments on Schedules K-1 or 1099’s. As of December 31, 2004, the cost of the Fund’s investments was $245,648,765. Accordingly, unrealized appreciation and depreciation on investments was $34,210,519 and $1,272,082, respectively

(5)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6)	DUE FROM BROKERS

The Fund conducts business with various brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Fund is subject to credit risk to the extent any broker with whom the Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf. The Fund monitors the financial condition of the brokers with which the Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting and recordkeeping services, the Fund will pay the Independent Administrator a monthly administration fee (the “Administration Fee”) based on the month end net assets of the Fund. The Fund is charged, on an annual basis, 8 basis points on Fund net assets of up to $100 million, 7 basis points on Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Fund with legal, compliance, tax, transfer agency, and other investor related services at an additional cost.

Prior to October 14, 2004, Citco Fund Services, Ltd. served as the Fund’s independent administrator. The Fund paid the Former Administrator a monthly administration fee (the “Citco Administration Fee”) based on the month end net assets of the Fund. In addition, on a monthly basis, the Fund paid an annual fee for each separately managed account.

The fees for Fund administration will be paid out of the Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Fund. As of December 31, 2004, the Fund had $280,216,027 in net assets. The total administration fee incurred for the fiscal year ended December 31, 2004 was $201,469.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Fund pursuant to the Investment Management Agreement, the Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), equal to 1% on an annualized basis of the Fund’s net assets calculated based on the Fund’s net asset value at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to or debited against the capital accounts of its limited partners. For the twelve months ended December 31, 2004, $2,096,461 was incurred for Investment Management Fees.

(b)	PLACEMENT AGENTS

The Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Fund. Sanders Morris Harris, Inc. (“SMHI”), an affiliate of SMHG and the Adviser, has been engaged by the Fund to serve as a Placement Agent. SMHI is a full-service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9)	INDEBTEDNESS OF THE FUND

Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of net assets of the fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund’s leverage limitations, the Fund will not “look through” Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund’s investment restrictions. However, such borrowings are without recourse to the Fund and the Fund’s risk of loss is limited to its investment in such Investment Funds. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

The Fund maintains a credit facility for which the investments of the Fund serve as collateral for the facility. The maximum amount that can be borrowed is based on the value of the underlying collateral; provided, however, that the Fund’s fundamental policies provide that the Fund cannot borrow more than 10% of the value of the Fund’s net assets. As of December 31, 2004, $9,969,515 was outstanding under the credit facility at a current interest rate of 4.89%. The weighted average interest rate paid on the line of credit during the year was 4.53%.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

December 31, 2004

(10)	FINANCIAL HIGHLIGHTS

	For the year ended December 31, 2004	April 1, 2003 (Inception) to December 31, 2003
Net investment loss to average partners’ capital[1], 3	-0.92%	-0.21%
Expenses to average partners’ capital[1,3]	1.40%	0.55%
Portfolio turnover	10.29%	11.90%
Total return[2]	8.90%	21.66%
Partners’ capital, end of period	$280,216,027	$109,262,447
Average amount of borrowings outstanding during the period	$233,334	—

None of the above calculations have been annualized.

(1)	Ratios are calculated by dividing by average partners’ capital measured at the beginning of the first month in the period and at the end of each month during the period.

(2)	Calculated as geometrically linked monthly returns for each month in the period. Monthly returns are calculated as net increase (decrease) in partners’ capital resulting from operations for the month divided by opening partners’ capital for the month. Opening partners’ capital represents the balance of partners’ capital at the beginning of the month, after taking into account contributions, allocations, and distributions.

(3)	These ratios exclude expenses indirectly paid for at the underlying Investment Fund level.

(11)	SUBSEQUENT EVENT

The Adviser recommended to the Board that a tender offer in an amount of up to $6,000,000 be made, based on the March 31, 2005 net asset value of the Fund, to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring February 28, 2004 was sent out to the investors in the Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited)

December 31, 2004

Directors and Officers

The Fund’s operations are managed under the direction and oversight of the Board. Each director (a “Director”) serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

The Directors and officers of the Fund may also be directors or officers of some or all of the other registered investment companies managed by the Adviser or its affiliates (the “Fund Complex”). The tables below show, for each Director and executive officer, his or her full name, address and age (as of December 31, 2004), the position held with the Fund, the length of time served in that position, his or her principal occupations during the last five years, the number of portfolios in the Fund Complex overseen by the Director, and other directorships held by such Director.

Interested Directors

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Director	Other Directorships Held by Director
JohnA.Blaisdell(1) Age: 44 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Texas 77027	Director, Co- Principal Executive Officer	Since January 2004	Member, Investment Committee of the Adviser, since January 2004; Managing Director of Salient, since December 2002; Chief Executive Officer of Wincrest Ventures, L.P., 1997-2002.	2	0

Andrew B. Linbeck(1) Age: 40 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director, Co- Principal Executive Officer	Since January 2004	Member, Investment Committee of the Adviser, since January 2004; Managing Director of Salient, since August 2002; Partner and executive officer of The Redstone Companies, L.P. and certain affiliates thereof (collectively, “Redstone”), 1998-2002.	2	0

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited), continued

December 31, 2004

A. Haag Sherman(1) Age: 39 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director, Co- Principal Executive Officer	Since January 2004	Member, Investment Committee of the Adviser, since January 2004; Managing Director of Salient, since August 2002; Partner and executive officer of Redstone, 1998-2002.	2	0

Mark W. Yusko(1) Age: 41 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Member, Investment Committee of the Adviser, since January 2004; President of Morgan Creek Capital Management, since July 2004; Principal, Hatteras Capital Management, since September 2003; Chief Investment Officer of the University of North Carolina at Chapel Hill, 1998-2004	2	0

(1)	This person’s status as an “interested” director arises from his affiliation with Salient Partners, L.P. (“Salient”), which itself is an affiliate of The Endowment Master Fund, L.P., The Endowment Registered Fund, L.P., and the Adviser.

(2)	The Fund Complex includes The Endowment Master Fund, L.P. and The Endowment Registered Fund, L.P.

Independent Directors

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Director	Other Directorships Held by Director
Bob L. Boldt Age: 61 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2005	Chief Executive Officer, University of Texas Investment Management Co. since 2002; Managing Director, Pivotal Asset Management from 2000-2002; Senior Investment Officer for California Public Employee Retirement System from 1995-2000.	2	None

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited), continued

December 31, 2004

Jonathan P. Carroll Age: 43 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Private investor for the past five years.	2	None

Richard C. Johnson Age: 67 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Senior Counsel for Baker Botts LLP since 2002; Managing Partner for Baker Botts from 1998-2002; practiced law at Baker Botts from 1966-2002 (from 1972 to 2002 as a partner)	2	None

G. Edward Powell Age: 68 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Principal of Mills & Stowell from March 2002 to present; Principal of Innovation Growth Partners in 2002; From 1994-2002, Mr. Powell provided consulting services to emerging and middle market businesses; Managing Partner for Houston office of Price Waterhouse & Co. from 1982 to his retirement in 1994.	2	Sterling Bancshares, Inc.; Global Water Technologies, Inc.; Datavox Holdings, Inc.

Scott F. Schwinger Age: 39 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Senior Vice President, Chief Financial Officer and Treasurer of the Houston Texans	2	None

Scott W. Wise Age: 55 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Director	Since January 2004	Senior Vice President and Treasurer, Rice University for the past five years.	2	None

(1)	The Fund Complex includes The Endowment Master Fund, L.P. and The Endowment Registered Fund, L.P.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited), continued

December 31, 2004

Officers of the Fund Who Are Not Directors

Name, Address and Age	Position(s) Held with Fund	Principal Occupation(s) During the Past 5 Years
Jeremy L. Radcliffe Age: 30 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Chief Compliance Officer	Managing Director of Adviser, since January 2004; Partner and Managing Director of Salient, since August 2002; Partner and officer of Redstone, 1998-2002.

John E. Price Age: 37 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Treasurer; Principal Financial Officer	Director and Chief Financial Officer of the Adviser, since January 2004; Partner and Director of Salient, since October 2003; Controller of Wincrest Ventures, L.P., 1997-2003.

Adam L. Thomas Age: 30 Address: c/o The Endowment Registered Fund L.P. 4265 San Felipe, Suite 900, Houston, Tx 77027	Secretary	Director of Adviser since January 2004; Partner and Director of Salient, since September 2002; Associate at Redstone, 2001-2002; Associate at Albrecht & Associates Inc., August 1996 through August 1999. Attended University of Texas Business School, 1999-2001.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited), continued

December 31, 2004

Compensation for Directors

The Master Fund and Registered Fund together currently pay each Independent Director an annual fee of $7,500, paid quarterly, a fee of $2,000 per Board meeting, and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2004.

Asset Class[1]	Fair Value	%
Domestic Equity[2]	46,653,728	16.75%
International Equity[2]	48,441,019	17.39%
Opportunistic Equity	35,722,954	12.82%
Absolute Return	30,832,970	11.07%
Real Estate	19,793,231	7.10%
Natural Resources	24,640,888	8.84%
Private Equity	19,571,277	7.03%
Fixed Income	12,706,038	4.56%
Enhanced Fixed Income	40,225,097	14.44%

Total Investments	278,587,202	100.00%

[1]	The complete list of investments included in the following asset class categories are included in the schedule of investments of The Endowment Master Fund, L.P.

[2]	The Domestic Equity asset class includes the value of two call option contracts on the S&P 500 Index and the International Equity asset class includes the value of a put option on the MSCI Emerging Markets Index.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information (Unaudited), continued

December 31, 2004

Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Fund’s private placement memorandum (the “PPM”) includes additional information about directors on the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Item 2.	Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officers, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is G. Edward Powell, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2003 $10,000
2004 $2,500

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 $0
2004 $0

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 $0
2004 $0

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2003 $0
2004 $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee may delegate its authority to pre-approve audit and permissable non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Not applicable.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2003 $0
2004 $35,000 (to Salient Partners, LP)

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.	Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

These policies are included as Exhibit 12(a)(4).

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officers and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable. [If an open-end fund or if the closed end fund has none to report.]

(a)(4) Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Registered Fund, L.P.

By (Signature and Title)*	/s/ John A. Blaisdell
John A. Blaisdell Co-Chief Executive Officer (principal executive officer)

Date	3/1/2005

By (Signature and Title)*	/s/ Andrew B. Linbeck
Andrew B. Linbeck Co-Chief Executive Officer (principal executive officer)

Date	3/1/2005

By (Signature and Title)*	/s/ A Haag Sherman
A Haag Sherman Co-Chief Executive Officer (principal executive officer)

Date	3/1/2005

By (Signature and Title)*	/s/ John E. Price
John E. Price Treasurer (principal financial officer)

Date	3/1/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John A. Blaisdell
John A. Blaisdell Co-Chief Executive Officer (principal executive officer)

Date	3/1/2005

By (Signature and Title)*	/s/ Andrew B. Linbeck
Andrew B. Linbeck Co-Chief Executive Officer (principal executive officer)

Date	3/1/2005

By (Signature and Title)*	/s/ A Haag Sherman
A Haag Sherman Co-Chief Executive Officer (principal executive officer)

Date	3/1/2005

By (Signature and Title)*	/s/ John E. Price
John E. Price Treasurer (principal financial officer)

Date	3/1/2005
*	Print the name and title of each signing officer under his or her signature.